Note 19 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes, net of refunds	$ 36,349	$ 35,679	$ 34,904
Interest	7,980	8,057	9,002
Increases in capital lease obligations	988	1,021	2,581
Dividends declared but not paid	1,932	1,540	3,581
Rent expense	$ 57,850	$ 52,561	$ 53,873